Average Annual Total Returns - Invesco DWA Momentum ETF	ETF InceptionDate	ETF 1Year	ETF 5Years	ETF 10Years	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions 5Years	ETF Return After Taxes on Distributions 10Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10Years	Blended - Dorsey Wright® Technical Leaders Index (reflects no deduction for fees, expenses or taxes) 1Year		Blended - Dorsey Wright® Technical Leaders Index (reflects no deduction for fees, expenses or taxes) 5Years		Blended - Dorsey Wright® Technical Leaders Index (reflects no deduction for fees, expenses or taxes) 10Years		Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes) 1Year	Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes) 5Years	Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes) 10Years
Total	Mar. 01, 2007	36.42%	16.61%	14.50%	36.32%	16.50%	14.41%	21.53%	13.42%	12.26%	37.24%	[1]	17.34%	[1]	14.89%	[1]	38.26%	20.67%	16.93%

[1]	The “Blended-Dorsey Wright® Technical Leaders Index” is composed of the performance of the price only return version of the Underlying Index (which reflects no dividends paid by the component companies of the index) prior to December 31, 2013 and the performance of the total return version of the Underlying Index (which reflects dividends paid by the component of the companies of the index) thereafter.